Business Acquisitions (Schedule Of Identifiable Assets Acquired And Liabilities Assumed Upon Acquisition) (Details) (Koppers Netherlands [Member], USD $) In Millions, unless otherwise specified	Feb. 28, 2010
Koppers Netherlands [Member]
Schedule of Identifiable Assets Acquired and Liabilities Assumed Upon Acquisition
Cash and cash equivalents	$ 2.1
Accounts receivable	6.5
Inventory	7.1
Other current assets	2.8
Property, plant and equipment	8.7
Intangibles	4.4
Goodwill	6.1
Total assets acquired	37.7
Accounts payable	9.8
Accrued liabilities	3.0
Long-term debt	0.6
Deferred tax liability	2.2
Long-term liabilities	0.5
Net assets acquired	$ 21.6